Related Party Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Assumptions Used in Calculating Fair Value of Derivative Liability [Table Text Block]
	June 30, 2012	December 31, 2011
Dividend yield	0%	0%
Expected volatility	42.95%	46.58%
Risk free interest rate	0.37%	0.25%
Expected remaining term (years)	2.4	0.15
Common stock price	$2.30	$0.60

	December 31,		Transaction
	2011	2010	Date
Dividend yield	0%	0%	0%
Expected volatility	46.58%	44.84%	38.28%
Risk free interest rate	0.25%	0.61%	1.14%
Expected remaining term (years)	0.15	0.75	2
Common stock price	$0.60	$1.80	$9.64

Schedule of Related Party Transactions [Table Text Block]
	June 30,	December 31,
	2012	2011

BSC Notes - principal	$4,338,601	$3,500,000
Summer 2011 Notes - principal	-	1,310,000
Total related party notes payable - principal	4,338,601	4,810,000
BSC Notes - unamortized discount	-	-
Summer 2011 Notes - unamortized discount	-	(432,706)
Total related party notes payable - unamortized discount	-	(432,706)
BSC Notes - net	4,338,601	3,500,000
Summer 2011 Notes - net	-	877,294
Total related party notes payable - net	$4,338,601	$4,377,294

Financial Instrument:
Related party convertible notes payable	$2,272,500
Derivative liability	1,227,500
$3,500,000